ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS – 54.9%

Agriculture – 14.3%
Village Farms International, Inc. (Canada)*	4,024,241	$21,247,993

Distributors – 1.3%
Greenlane Holdings, Inc., Class A*	639,511	358,126
High Tide, Inc. (Canada)*(a)	370,927	1,684,009
Total Distributors		2,042,135

Interactive Media & Services – 0.9%
Leafly Holdings, Inc.*(a)	162,300	1,343,844

Investment Company – 3.9%
RIV Capital, Inc. (Canada)*	4,985,540	5,787,625

Pharmaceuticals – 16.4%
Canopy Growth Corp. (Canada)*(a)	657,562	4,984,320
Cardiol Therapeutics, Inc., Class A (Canada)*(a)	960,578	1,484,261
cbdMD, Inc.*	1,017,813	1,058,526
Charlottes Web Holdings, Inc.*(a)	1,229,997	1,329,407
Clever Leaves Holdings, Inc. (Canada)*	400,000	996,000
Hempfusion Wellness, Inc. (Canada)*(a)	1,815,120	201,478
IM Cannabis Corp. (Canada)*(a)	742,556	1,589,070
Intercure Ltd. (Israel)*(a)	179,910	1,277,361
Jazz Pharmaceuticals PLC*	16,731	2,604,515
PharmaCielo Ltd. (Canada)*(a)	364,861	204,478
Tilray Brands, Inc., Class 2 (Canada)*(a)	973,716	7,565,773
Valens Co., Inc. (The) (Canada)*(a)	540,040	916,604
Total Pharmaceuticals		24,211,793

REITS – 13.9%
Innovative Industrial Properties, Inc.	92,766	19,054,136
Power REIT*	38,155	1,502,925
Total REITS		20,557,061

Software – 1.1%
WM Technology, Inc.*	207,320	1,621,242

Specialty Retail – 3.1%
Agrify Corp.*	65,926	305,237
GrowGeneration Corp.*(a)	462,743	4,261,863
Total Specialty Retail		4,567,100

Total Common Stocks
(Cost $161,923,160)		81,378,793

EXCHANGE TRADED FUND – 34.2%

Equity Fund – 34.2%
AdvisorShares Pure US Cannabis ETF*†
(Cost $69,157,363)	2,427,034	50,627,929

MONEY MARKET FUNDS – 2.6%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.23%(b)(c)	680,000	680,000
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.17%(b)	1,518,843	1,518,843
Goldman Sachs Financial Square Government Fund - Institutional Class, 0.24%(b)(c)	763,000	763,000
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(b)(c)	600,000	600,000
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.23%(b)(c)	234,000	234,000

Total Money Market Funds
(Cost $3,795,843)		3,795,843

REPURCHASE AGREEMENTS – 6.1%(c)
BofA Securities, Inc., dated 03/31/22, due 04/01/22, 0.30%, total to be received $2,634,975, (collateralized by various U.S. Government Agency Obligations, 2.00%-4.00%, 02/01/36-03/01/52, totaling $2,687,652)	$2,634,953	2,634,953
Daiwa Capital Markets America, dated 03/31/22, due 04/01/22, 0.30%, total to be received $2,634,975, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 04/05/22-04/01/52, totaling $2,687,652)	2,634,953	2,634,953
Deutsche Bank Securities, Inc., dated 03/31/22, due 04/01/22, 0.28%, total to be received $1,139,034, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.38%, 04/07/22-11/15/51, totaling $1,161,806)	1,139,025	1,139,025
RBC Dominion Securities, Inc., dated 03/31/22, due 04/01/22, 0.30%, total to be received $2,634,975, (collateralized by various U.S. Government Agency Obligations, 0.00%-5.50%, 04/26/22-03/20/52, totaling $2,687,652)	2,634,953	2,634,953

Total Repurchase Agreements
(Cost $9,043,884)		9,043,884

Total Investments – 97.8%
(Cost $243,920,250)		144,846,449
Other Assets in Excess of Liabilities – 2.2%		3,382,215
Net Assets – 100.0%		$148,228,664

ETF - Exchange Traded Fund

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
†	Affiliated Company.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $20,455,610; the aggregate market value of the collateral held by the fund is $22,238,443. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $10,917,559.
(b)	Rate shown reflects the 7-day yield as of March 31, 2022.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$81,378,793	$–	$–	$81,378,793
Exchange Traded Fund	50,627,929	–	–	50,627,929
Money Market Funds	3,795,843	–	–	3,795,843
Repurchase Agreements	–	9,043,884	–	9,043,884
Total	$135,802,565	$9,043,884	$–	$144,846,449

Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$–	$(13,951,819)	$–	$(13,951,819)

†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Agriculture	14.3%
Distributors	1.3
Equity Fund	34.2
Interactive Media & Services	0.9
Investment Company	3.9
Pharmaceuticals	16.4
REITS	13.9
Software	1.1
Specialty Retail	3.1
Money Market Funds	2.6
Repurchase Agreements	6.1
Total Investments	97.8
Other Assets in Excess of Liabilities	2.2
Net Assets	100.0%

Total Return Swap contracts outstanding as of March 31, 2022:

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
Ianthus Capital ORD	—	—	7/01/2022	$108,901	$58,580	$(50,323)
SOL Global Investments Corp	—	—	7/01/2022	12,046,090	4,430,666	(7,615,595)
Terrascend ORD	—	—	7/01/2022	13,695,710	7,410,000	(6,285,901)
Net Unrealized Depreciation						$(13,951,819)

Cowen acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of March 31, 2022, cash in the amount of $0 has been segregated as collateral from the broker for Swap contracts.

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended March 31, 2022 were as follows:

Affiliated Holding Name	Value at 6/30/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 3/31/2022	Value at 3/31/2022	Dividend Income
AdvisorShares Pure US Cannabis ETF	$–	$73,925,430	$(3,998,614)	$(769,453)	$(18,529,434)	2,427,034	$50,627,929	$–
Intec Pharma Ltd.*	1,537,238	–	(899,998)	(2,574,872)	1,937,632	–	–	–
Village Farms International, Inc.*	53,391,095	–	(7,295,041)	785,607	(25,633,668)	4,024,241	21,247,993	–
Total	$54,928,333	$73,925,430	$(12,193,653)	$(2,558,718)	$(42,225,470)	6,451,275	71,875,922	$–

*	Security is no longer an affiliated company at period end.